Janus High-Yield Fund | Class S, I, R, T Shares
Janus Investment Fund

Janus High-Yield Fund
(the “Fund”)

Class I Shares, Class R Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

Janus High-Yield Fund | Class D Shares
Janus Investment Fund

Janus High-Yield Fund
(the “Fund”)

Class D Shares

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Class D Shares (the “Shares”) within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Shareholder Fees table, including the Redemption Fee line item, is deleted in its entirety.

INTECH International Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Core Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Growth Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Value Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Core Fund | Class D Shares
Janus Investment Fund

INTECH U.S. Core Fund
(the “Fund”)

Class D Shares

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Class D Shares (the “Shares”) within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Shareholder Fees table, including the Redemption Fee line item, is deleted in its entirety.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 27, 2012
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Janus High-Yield Fund | Class S, I, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

Janus High-Yield Fund
(the “Fund”)

Class I Shares, Class R Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

Janus High-Yield Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

Janus High-Yield Fund
(the “Fund”)

Class D Shares

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Class D Shares (the “Shares”) within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Shareholder Fees table, including the Redemption Fee line item, is deleted in its entirety.

INTECH International Fund | Class S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Core Fund | Class S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Core Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

INTECH U.S. Core Fund
(the “Fund”)

Class D Shares

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Class D Shares (the “Shares”) within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Shareholder Fees table, including the Redemption Fee line item, is deleted in its entirety.

INTECH U.S. Growth Fund | Class S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Value Fund | Class S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif277751_SupplementTextBlock
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.